Document and Entity Information Document	Nov. 05, 2026
Entity Addresses [Line Items]
Entity Address, Address Line One	5875 North Sam Houston Parkway West, Suite 400
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77086
Document Information [Line Items]
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	OCEANEERING INTERNATIONAL INC
Entity Central Index Key	0000073756
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-10945
Entity Tax Identification Number	95-2628227
City Area Code	713
Local Phone Number	329-4500
Written Communications	false
Soliciting Material	false
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC. [Member]
Entity Information [Line Items]
Security Exchange Name	NYSE
Trading Symbol	OII
Title of 12(b) Security	Common stock, par value $0.25 per share